SCHEDULE OF INVESTMENTS (000)*

June 30, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Argentina — 0.1%

Adecoagro S.A.	161,947	$1,370

Brazil — 4.8%

Banco do Brasil SA	3,049,994	19,430

BrasilAgro - Co. Brasileira de Propriedades Agricolas	277,300	1,298

JBS SA	3,208,000	19,401

Marfrig Global Foods S.A.	2,054,200	4,761

Petroleo Brasileiro SA, Class A ADR	1,720,717	18,291

SLC Agricola S.A.	495,350	4,185

Vale SA, Class B ADR	549,602	8,041

		75,407

China — 27.3%

360 DigiTech Inc. ADR	519,026	8,979

Alibaba Group Holding Ltd. ADR [1]	294,752	33,507

Anhui Conch Cement Co. Ltd., Class H	1,207,613	5,232

Baidu Inc. ADR [1]	67,169	9,990

Bank of Communications Co. Ltd., Class A	10,964,400	8,165

BYD Co. Ltd., Class H	174,500	6,983

Chengxin Lithium Group Co. Ltd., Class A	390,800	3,537

China Coal Energy Co. Ltd., Class H [1]	9,914,000	8,402

China Construction Bank Corp., Class H	65,704,000	44,127

China Everbright Environment Group Ltd.	14,385,000	8,488

China Galaxy Securities Co. Ltd., Class H	8,799,000	5,080

China Lumena New Materials Corp. [1,2,3,4]	264,100	—

China National Building Material Co. Ltd., Class H	8,136,000	8,689

China Petroleum & Chemical Corp., Class H	13,378,000	6,018

China Railway Group Ltd., Class H	15,602,000	9,643

China Shenhua Energy Co. Ltd., Class H	2,766,500	7,933

CITIC Ltd.	10,484,000	10,622

COSCO SHIPPING Holdings Co. Ltd., Class H [1]	10,981,400	15,338

Daqo New Energy Corp. ADR [1]	227,402	16,232

Dongfeng Motor Group Co. Ltd., Class H	5,066,000	3,848

FinVolution Group ADR	168,833	802

Ganfeng Lithium Co. Ltd., Class H	452,480	4,979

Guangzhou Automobile Group Co. Ltd., Class H	1,646,000	1,592

Industrial & Commercial Bank of China, Class H	27,531,000	16,350

Intco Medical Technology Co. Ltd., Class A	454,560	1,723

JD.com Inc., Class A	86,535	2,788

JD.com Inc. ADR	171,475	11,012

Jiangxi Copper Co. Ltd., Class H	4,433,000	6,068

Lenovo Group Ltd.	10,890,000	10,173

NetEase Inc. ADR	14,624	1,365

Orient Overseas International Ltd.	109,000	2,890

PetroChina Co. Ltd., Class H	42,328,000	20,175

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)
PICC Property & Casualty Co. Ltd., Class H	17,716,000	$18,423
Pinduoduo Inc. ADR [1]	85,927	5,310
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,901,836	4,807
Tencent Holdings Ltd.	1,502,089	67,842
Tongwei Co. Ltd., Class A	1,629,092	14,610
WH Group Ltd.	6,715,000	5,186
WuXi AppTec Co. Ltd., Class H	98,600	1,313
Wuxi Biologics Cayman Inc. [1]	559,500	5,120
Zhejiang Expressway Co. Ltd., Class H [1]	4,747,421	4,380

		427,721

Columbia — 0.2%
Bancolombia S.A. ADR	85,349	2,631

India — 11.7%
Bank of Baroda [1]	4,602,484	5,676
Coal India Ltd.	3,221,145	7,570
GAIL India Ltd.	3,252,650	5,568
Hindalco Industries Ltd.	3,608,225	15,473
Hindustan Petroleum Corp. Ltd.	1,862,728	5,123
ICICI Bank Ltd. ADR	1,128,949	20,028
Infosys Ltd. ADR	1,193,547	22,093
ITC Ltd.	2,549,757	8,830
Mahindra & Mahindra Ltd.	123,941	1,716
Oil & Natural Gas Corp. Ltd.	9,398,226	18,035
REC Ltd.	3,987,857	6,249
Reliance Industries Ltd.	25,062	824
Shriram Transport Finance Co. Ltd.	382,806	6,211
State Bank of India	2,620,022	15,457
Sun Pharmaceutical Industries Ltd.	1,523,801	16,027
Tata Steel Ltd.	1,195,374	13,124
UPL Ltd. [1]	940,725	7,533
Vedanta Ltd.	2,790,881	7,881

		183,418

Indonesia — 2.1%
Adaro Energy Indonesia Tbk PT	25,776,300	4,949
Bank Mandiri Persero Tbk PT	14,827,300	7,888
Indo Tambangraya Megah Tbk PT	1,366,200	2,813
Indofood Sukses Makmur Tbk PT	6,773,300	3,205
Kalbe Farma Tbk PT	7,480,600	833
Telkom Indonesia Persero Tbk PT	24,286,400	6,521
United Tractors Tbk PT	2,618,500	4,992
Vale Indonesia Tbk PT [1]	6,562,600	2,489

		33,690

Malaysia — 0.5%
Kuala Lumpur Kepong Bhd	762,400	3,795

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Malaysia — (continued)
Sime Darby Plantation Bhd	4,037,500	$3,967

		7,762

Mexico — 1.3%
Alfa SAB de CV, Class A	6,462,900	4,596
Arca Continental SAB de CV	812,200	5,357
Coca-Cola Femsa SAB de CV ADR	23,450	1,296
Fomento Economico Mexicano SAB de CV ADR	11,700	789
Grupo Mexico SAB de CV, Class B	1,934,121	8,061

		20,099

Poland — 0.1%
KGHM Polska Miedz SA [1]	77,200	2,048

Qatar — 0.9%
Commercial Bank PQSC	3,088,728	5,806
Industries Qatar QSC	1,834,007	8,032
Qatar Islamic Bank SAQ	142,889	873

		14,711

Russia — 0.0%
Gazprom PJSC ADR [2,3,4]	4,239,823	—
LUKOIL PJSC ADR [2,3,4]	309,997	—
Sberbank of Russia PJSC ADR [2,3,4]	790,503	—

		—

Saudi Arabia — 3.7%
Al Rajhi Bank	32,693	719
Arabian Internet & Communications Services Co.	60,003	3,163
Dr Sulaiman Al Habib Medical Services Group Co.	66,275	3,423
Etihad Etisalat Co.	410,897	3,833
Riyad Bank	482,843	4,131
SABIC Agri-Nutrients Co.	160,608	5,898
Sahara International Petrochemical Co.	617,141	8,257
Saudi Arabian Mining Co. [1]	392,602	5,216
Saudi Arabian Oil Co.	1,121,353	11,596
Saudi Electricity Co.	761,736	4,913
Saudi National Bank	85,809	1,507
Saudi Tadawul Group Holding Co.	92,871	4,678

		57,334

South Africa — 2.9%
Absa Group Ltd.	933,224	8,868
Exxaro Resources Ltd.	349,290	4,255
Impala Platinum Holdings Ltd.	839,650	9,349
Kumba Iron Ore Ltd.	61,445	1,985
MTN Group Ltd.	150,060	1,218
Sasol Ltd. [1]	466,919	10,668
Sibanye Stillwater Ltd.	3,396,586	8,491

		44,834

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — 14.1%
DB Insurance Co. Ltd.	76,160	$3,596
DL E&C Co. Ltd.	116,990	3,735
Hana Financial Group Inc.	488,078	14,792
Hanwha Corp.	335,138	6,672
Hyosung TNC Corp.	11,507	3,040
Hyundai Glovis Co. Ltd.	32,254	4,459
Hyundai Marine & Fire Insurance Co. Ltd.	209,103	4,984
KB Financial Group Inc.	445,595	16,524
Kia Corp.	364,329	21,690
Korea Gas Corp.	143,276	4,364
LG Corp.	169,073	10,144
LG Electronics Inc.	48,093	3,271
LG Innotek Co. Ltd.	18,283	4,823
LX INTERNATIONAL CORP	177,487	4,450
LX Semicon Co. Ltd.	17,278	1,275
Meritz Fire & Marine Insurance Co. Ltd.	81,265	2,075
Mirae Asset Securities Co. Ltd.	445,968	2,274
POSCO Holdings Inc.	73,075	12,973
POSCO Holdings Inc. ADR	39,342	1,751
Samsung Electro-Mechanics Co. Ltd.	51,823	5,209
Samsung Electronics Co. Ltd.	1,682,850	73,877
Samsung Securities Co. Ltd.	91,124	2,347
S-Oil Corp.	55,145	4,417
Woori Financial Group Inc.	514,389	4,794
Youngone Corp.	106,381	3,146

		220,682

Taiwan — 15.0%
Asustek Computer Inc.	508,000	5,305
ChipMOS Technologies Inc.	2,053,000	2,551
CTBC Financial Holding Co. Ltd.	9,565,000	8,074
Evergreen Marine Corp. Taiwan Ltd.	1,383,000	3,935
Fubon Financial Holding Co. Ltd.	4,931,963	9,919
Gigabyte Technology Co. Ltd.	2,129,000	6,351
Hon Hai Precision Industry Co. Ltd.	7,320,298	26,836
King Yuan Electronics Co. Ltd.	2,263,000	3,044
Lite-On Technology Corp.	4,679,202	9,112
MediaTek Inc.	828,000	18,129
Realtek Semiconductor Corp.	187,000	2,283
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,241,878	101,524
Unimicron Technology Corp.	2,045,000	10,901
United Microelectronics Corp.	10,739,000	14,140
Yang Ming Marine Transport Corp. [1]	4,443,000	12,298

		234,402

Thailand — 2.8%
AP Thailand PCL	5,476,800	1,549
Bangkok Chain Hospital PCL	9,500,100	5,025

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/Face Amount	Value

Thailand — (continued)
Indorama Ventures PCL	3,577,900	$4,756
Kasikornbank PCL	1,080,000	4,597
Kiatnakin Phatra Bank PCL	2,300,900	4,035
Krung Thai Bank PCL	11,778,300	5,164
PTT Exploration & Production PCL	2,535,600	11,439
PTT PCL	5,511,100	5,300
Sri Trang Agro-Industry PCL	4,373,500	2,623

		44,488

Turkey — 0.5%
KOC Holding AS	1,248,753	2,739
Turk Hava Yollari AO [1]	1,794,377	5,031

		7,770

United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	4,277,393	10,318
Aldar Properties PJSC	1,209,865	1,466
Dubai Islamic Bank PJSC	7,160,677	11,229
Fertiglobe PLC	3,308,966	4,333

		27,346

Total Common Stock
(Cost $1,569,288) — 89.7%		1,405,713

CORPORATE OBLIGATIONS
BNP Paribas Issuance BV, 0.000%, 09/06/2022 [2,4,5,6]	$40,000,000	38,920
Citigroup Global Markets Holdings Inc., 0.000%, 10/28/2022 [2,4,5,6]	40,000,000	35,976

Total Corporate Obligations
(Cost $80,000) — 4.8%		74,896

PREFERENCE STOCK

Brazil — 0.4%
Cia Brasileira de Distribuicao ‡	834,100	2,611
Cia Paranaense de Energia ‡	3,369,300	4,403

Total Preference Stock
(Cost $7,941) — 0.4%		7,014

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.359% **	46,630,410	$46,630

Total Short-Term Investment
(Cost $46,630) — 3.0%		46,630

Total Investments — 97.9%
(Cost $1,703,859)		1,534,253

Other Assets in Excess of Liabilities — 2.1%		33,364

Net Assets — 100.0%		$1,567,617

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation

Long Contracts

MSCI Emerging Markets	696	Sep-2022	$34,911	$34,894	$(17)

*	Except for share/corporate obligations data.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
‡	There is currently no rate available.

1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2022 was $74,896 (000) and represented 4.8% of net assets.
3	Level 3 security in accordance with fair value hierarchy.
4

Securities fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2022 was $74,896 (000) and represented 4.8% of net assets.

5	Credit-linked note that is linked to the performance of the MSCI China A Inclusion Net Return USD Index.
6	Zero coupon security.

ADR American Depositary Receipt

PJSC Public Joint-Stock Company

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3 †	Total

Common Stock
Argentina	$1,370	$—	$—	$1,370
Brazil	75,407	—	—	75,407
China	399,686	28,035	—^	427,721
Columbia	2,631	—	—	2,631
India	183,418	—	—	183,418
Indonesia	33,690	—	—	33,690
Malaysia	7,762	—	—	7,762
Mexico	20,099	—	—	20,099
Poland	2,048	—	—	2,048
Qatar	14,711	—	—	14,711
Russia	—	—	—^	—
Saudi Arabia	57,334	—	—	57,334
South Africa	44,834	—	—	44,834
South Korea	220,682	—	—	220,682
Taiwan	234,402	—	—	234,402
Thailand	—	44,488	—	44,488
Turkey	7,770	—	—	7,770
United Arab Emirates	27,346	—	—	27,346

Total Common Stock	1,333,190	72,523	—	1,405,713

Corporate Obligations	—	74,896	—	74,896

Preference Stock	7,014	—	—	7,014

Short-Term Investment	46,630	—	—	46,630

Total Investments in Securities	$1,386,834	$147,419	$—	$1,534,253

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Depreciation	$(17)	$—	$—	$(17)

Total Other Financial Instruments	$(17)	$—	$—	$(17)

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

* Futures contracts are valued at the unrealized depreciation on the instruments.

Amounts designated as “—“ are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3100